Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Provisions and contingent liabilities
Breakdown of provisions by nature

The table below presents the breakdown of provisions by nature and their changes:

Provisions	Balance as of December 31, 2024	Additions	Reversals	Payments	Interest	Opening balance – acquisition of subsidiaries (i)	Balance as of December 31, 2025
IRPJ and CSLL	32,946	365	(13,524)	(291)	372	‐	19,868
Tax	202,465	10,780	(40,686)	(31,274)	5,129	‐	146,414
Civil	161,972	109,613	(73,289)	(64,044)	26	27,417	161,695
Provision for indemnities (a.1)	206,808	13,447	(66,075)	(14,257)	5,710	‐	145,633
Labor	54,169	13,881	(8,922)	(8,461)	792	9,545	61,004
Total	658,360	148,086	(202,496)	(118,327)	12,029	36,962	534,614
Current	47,788						49,175
Non-current	610,572						485,439

(i)	On May 8, 2025, the Company acquired the control of Hidrovias; for further details, see Note 27.b.

Provisions	Balance as of December 31, 2023	Additions	Reversals	Payments	Interest	Balance as of December 31, 2024
IRPJ and CSLL	636,167	949	(15,124)	(610,534)	21,488	32,946
Tax	254,781	49,038	(87,575)	(16,686)	2,907	202,465
Civil	150,258	66,215	(19,002)	(35,519)	20	161,972
Provision for indemnities (a.1)	203,780	19,519	(6,081)	(12,959)	2,549	206,808
Labor	59,144	18,468	(16,447)	(7,764)	768	54,169
Total	1,304,130	154,189	(144,229)	(683,462)	27,732	658,360
Current	45,828					47,788
Non-current	1,258,302					610,572

Provisions	Balance as of 12/31/2022	Additions	Reversals	Payments	Interest	Acquisition of subsidiary	Balance as of 12/31/2023
IRPJ and CSLL	559,217	14,597	(6,717)	‐	69,070	‐	636,167
Tax	163,547	94,072	(29,179)	(14,747)	40,299	789	254,781
Civil, environmental and regulatory claims	93,416	124,857	(29,402)	(39,071)	‐	458	150,258
Labor litigation	73,172	27,333	(27,308)	(16,310)	2,257	‐	59,144
Provision for indemnities (a. 1)	150,820	32,691	(7,969)	‐	28,238	‐	203,780
Total	1,040,172	293,550	(100,575)	(70,128)	139,864	1,247	1,304,130
Current	22,837						45,828
Non-current	1,017,335						1,258,302

Balances of escrow deposits	Balances of escrow deposits by nature are as follows:
	12/31/2025	12/31/2024
Tax	420,906	306,593
Labor	15,897	24,070
Civil	34,806	115,413
	471,609	446,076

Balances of Contingent liabilities (possible) by nature
Possible contingent liabilities	12/31/2025	12/31/2024
Tax (b.1)	6,027,879	4,176,046
Civil (b.2)	867,293	815,203
Labor	376,406	293,938
	7,271,578	5,285,187